Earnings Per Share (Details Narrative) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Earnings per share, basic	€ (0.03)	€ (0.06)
Earnings per share, diluted	€ (0.03)	€ (0.06)
Average shares outstanding, basic	25,000,000	22,909,836
Average shares outstanding, diluted	25,000,000	22,909,836
Ordinary shares	125,000
Dilutive shares	0	0